Changes in Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 6,147		¥ 5,635	¥ 7,610
Goodwill acquired	7,719	[1]		3,776	[2]
Impairment losses recognized	3,792			5,637
Foreign exchange translation	1,475		512	(114)
Balance at end of fiscal year	11,549		6,147	5,635
Gross amount of goodwill	80,615		71,421	70,909
Accumulated impairment losses	69,066		65,274	65,274
Mizuho Bank Limited
Goodwill [Line Items]
Balance at beginning of fiscal year	6,147		5,635	7,610
Goodwill acquired	7,719	[1]		3,776	[2]
Impairment losses recognized	3,792			5,637
Foreign exchange translation	1,475		512	(114)
Balance at end of fiscal year	11,549		6,147	5,635
Gross amount of goodwill	80,615		71,421	70,909
Accumulated impairment losses	¥ 69,066		¥ 65,274	¥ 65,274

[1]	Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.
[2]	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.